BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	3 Months Ended
	Nov. 30, 2021 CAD_USD Rand_USD	Nov. 30, 2020 CAD_USD Rand_USD	Aug. 31, 2021 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | Rand_USD	15.9740		14.5241
Period average rate | Rand_USD	15.0017	16.2444
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | CAD_USD	1.2792		1.2617
Period average rate | CAD_USD	1.2559	1.3172